Segment information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 8,573	$ 7,153	$ 3,963
All other operating segment	1,014	837	720
Cost centers	17	14	(11)
Corporate costs	(1,517)	(1,174)	(987)
Timing	(298)	(203)	(185)
Methodology differences:
Inventory/cost of sales	43	21	(13)
Postretirement benefit expense	(696)	(670)	(640)
Financing costs	(474)	(408)	(314)
Equity in profit of unconsolidated affiliated companies	(14)	24	24
Currency	108	(315)	6
Interest rate swap	2	(149)	(10)
Other income/expense methodology differences	(251)	(273)	(131)
Other methodology differences	(2)	(9)	2
Consolidated profit before taxes	8,236	6,725	3,750
Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	10,304	9,030	5,289
Machinery and Power Systems
Reconciliation of Consolidated profit (loss) before taxes
All other operating segment	1,014	837	720
Cost centers	17	14	(11)
Corporate costs	(1,517)	(1,174)	(987)
Timing	(298)	(203)	(185)
Methodology differences:
Inventory/cost of sales	43	21	(13)
Postretirement benefit expense	(696)	(670)	(640)
Financing costs	(474)	(408)	(314)
Equity in profit of unconsolidated affiliated companies	(14)	24	24
Currency	108	(315)	6
Interest rate swap	2	(149)	(10)
Other income/expense methodology differences	(251)	(273)	(131)
Other methodology differences	(19)	(42)	(16)
Consolidated profit before taxes	7,456	6,105	3,303
Machinery and Power Systems | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	9,541	8,443	4,860
Financial Products
Reconciliation of Consolidated profit (loss) before taxes
All other operating segment	0	0	0
Cost centers	0	0	0
Corporate costs	0	0	0
Timing	0	0	0
Methodology differences:
Inventory/cost of sales	0	0	0
Postretirement benefit expense	0	0	0
Financing costs	0	0	0
Equity in profit of unconsolidated affiliated companies	0	0	0
Currency	0	0	0
Interest rate swap	0	0	0
Other income/expense methodology differences	0	0	0
Other methodology differences	17	33	18
Consolidated profit before taxes	780	620	447
Financial Products | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 763	$ 587	$ 429